Government Grants (Tables)	12 Months Ended
Dec. 31, 2020
Government Grant [Abstract]
Summary of Deferred Government Grants
	2020	2019
	US$’000	US$’000
Deferred government grants	2,334	—
Current	283	—
Non-current	2,051	—